Cover	Feb. 28, 2024
Cover [Abstract]
Securities Act File Number	333-275771
Investment Company Act File Number	811-23918
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	1
Entity Registrant Name	DENALI STRUCTURED RETURN STRATEGY FUND
City Area Code	770
Local Phone Number	350-8700
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Central Index Key	0002000182
Amendment Flag	false
Entity Inv Company Type	N-2
Document Information [Line Items]
Entity Address, Address Line One	3550 Lenox Road NE
Entity Address, Address Line Two	Suite 2550
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
Business Contact
Document Information [Line Items]
Contact Personnel Name	The Corporation Trust Company
Entity Address, Address Line One	1209 Orange St.
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801